Operating Lease (Details) - Schedule of related to operating leases	Sep. 30, 2021
Schedule of related to operating leases [Abstract]
Weighted-average remaining lease term of operating leases	1 year 2 months 12 days
Weighted-average discount rate of operating leases	5.22%